Current Receivables	12 Months Ended
Jun. 30, 2023
Statement [LineItems]
Current Receivables
NOTE 8. CURRENT RECEIVABLES

	Consolidated
	June 30, 2023	June 30, 2022
	A$	A$
GST and VAT receivables	1,781,734	2,088,394
Receivable for grant income	6,039,650	6,267,855
Accounts receivables	130,677	17,358

	7,952,061	8,373,607

Due to the short-term nature of these receivables, the carrying value is assumed to be their fair value at June 30, 2023. No receivables were impaired or past due.